Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC - Disclosure of effective interest rate estimate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment and US Partnership [Line Items]
Accretion expense for December 31, 2022	$ 2,031,758	$ 732,069	$ 0
2.34 (current estimate) [Member]
Investment and US Partnership [Line Items]
Payback Period (years)	2 years 4 months 2 days
Royalty payable estimate at December 31, 2022	$ 1,623,088
Accretion expense for December 31, 2022	$ 2,031,758
Effective interest rate	57.00%
5.00 [Member]
Investment and US Partnership [Line Items]
Payback Period (years)	5 years
Royalty payable estimate at December 31, 2022	$ 3,227,547
Accretion expense for December 31, 2022	$ 784,813
Effective interest rate	29.00%
7.50 [Member]
Investment and US Partnership [Line Items]
Payback Period (years)	7 years 6 months
Royalty payable estimate at December 31, 2022	$ 2,969,087
Accretion expense for December 31, 2022	$ 606,255
Effective interest rate	24.00%
10.00 [Member]
Investment and US Partnership [Line Items]
Payback Period (years)	10 years
Royalty payable estimate at December 31, 2022	$ 2,810,512
Accretion expense for December 31, 2022	$ 498,534
Effective interest rate	21.00%